Net Loss Per Share Attributable to Common Unit Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
BETTER THERAPEUTICS OPCO [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Loss Per Share Attributable to Common Unit/Stockholders
5. Net Loss Per Share Attributable to Common Unit / Stockholders
Series Seed Preferred Stock, Series A Preferred Stock, and common stock are participating securities in the calculation of loss per share as they participate in undistributed earnings on an as-if-converted
basis. Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.

The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Net Loss	$(12,461)	$(2,167)	$(26,441)	$(4,636)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	(403)	(379)	(1,185)	(1,118)

Net loss attributable to common stockholders, basic and diluted	(12,864)	(2,546)	(27,626)	(5,754)
Weighted average common stock outstanding	5,268,758	5,079,685	5,229,258	5,063,191

Loss per share attributable to common unit / shareholders, basic and diluted	$(2.44)	$(0.50)	$(5.28)	$(1.14)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Convertible Series Seed Preferred Units / Stock	1,066,667	1,066,667	1,066,667	1,066,667
Convertible Series A Preferred Units / Stock	4,999,807	4,999,807	4,999,807	4,999,807
Profits Interest Units	—	835,789	—	835,789
SAFE agreements	6,925,497	—	6,925,497	—
Restricted stock	355,197	—	355,197	—
Stock Options	902,775	—	227,125	—

	14,249,943	6,902,263	13,574,293	6,902,263

11.	Net Loss Per Share Attributable to Common Unit/Stockholders
Series Seed Preferred Stock, Series A Preferred Stock, and common stock are participating securities in the calculation of loss per share as they participate in undistributed earnings on an as-if-converted
basis. Basic and diluted earnings per share was the same for each period presented as the inclusion of all potential common stock outstanding would have been anti-dilutive.
The following table sets forth the computation of basic and diluted loss (in thousands, except for share and per share amounts):

	Year Ended December 31,
	2020	2019
Net Loss	$(6,387)	$(5,784)
Less: Cumulative preferred dividends allocated to Series A preferred stockholders	(1,507)	(1,379)

Net loss attributable to common stockholders, basic and diluted	(7,894)	(7,163)
Weighted average common stock outstanding	5,022,339	4,743,755

Loss per share attributable to common unit/shareholders, basic and diluted	$(1.57)	$(1.51)

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding, as they would be antidilutive:

	For the Year Ended
	2020	2019
Convertible Series Seed Preferred Units/Stock	1,066,667	1,066,667
Convertible Series A Preferred Units/Stock	4,999,807	4,999,807
Profits Interest Units	—	349,493
SAFE agreements	2,719,827	—
Restricted stock	517,528	—
Stock Options	215,625	—

	9,519,454	6,415,967